Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of Fair Value of Available-for-Sale and Other Investments [Table Text Block]
(In thousands)		Gross	Gross
		Unrealized	Unrealized	Fair
Investments	Cost	Losses	Gains	Value
2012
Available-for-sale	$5,207	$-	$106,220	$111,427
Other cost investments	7,769	-	-	7,769
Total	$12,976	$-	$106,220	$119,196

2011
Available-for-sale	$7,786	$-	$65,214	$73,000
Other cost investments	4,766	-	-	4,766
Total	$12,552	$-	$65,214	$77,766

Schedule of Accumulated Other Comprehensive Loss on Interest Rate Swaps [Table Text Block]
(In thousands)	Accumulated other
comprehensive loss
Balance at December 31, 2010	$134,067
Other comprehensive income	33,775
Balance at December 31, 2011	100,292
Other comprehensive income	52,112
Balance at December 31, 2012	$48,180